Property & Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property & Equipment
3. Property & Equipment
Property and equipment, net consisted of the following (in thousands):

	September 30, 2021	December 31, 2020

Leasehold improvements	$12,181	$5,477
Kitchen equipment and other equipment	2,346	1,548
Computers and office equipment	553	208
Furniture & fixtures	1,099	792
Vehicles	33	27

	16,212	8,052

Less: Accumulated depreciation	(1,090)	(48)

Property and equipment – net	$15,122	$8,004

Depreciation expense for the Successor period for the three and nine

months ended
Septembe
r
 30, 2021 was $387,000 and $1,042,000, respectively. Depreciation expense for the Predecessor period for the three and nine

months ended
Septembe
r
 30, 2020 was $299,000 and $785,000, respectively. In conjunction with the Business Combination, the basis of all property and equipment was recognized at fair value in purchase accounting.
Included within Leasehold improvements is approximately $3,972,000 and $103,000 as of
September
 30, 2021 and December 31, 2020 related to construction in progress. Such amounts are not depreciated until placed into service.

3. Property & Equipment
Property and equipment consisted of the following (in thousands):

	Successor 2020	Predecessor 2019
Leasehold improvements	$5,477	$5,724
Machinery & equipment	1,360	2,821
Computer equipment	208	560
Furniture & fixtures	792	1,278
Vehicles	215	50

	8,052	10,433

Less: Accumulated depreciation and amortization	(48)	(4,132)

Property and equipment – net	$8,004	$6,301

Depreciation expense for the Successor period from December 16, 2020 to December 31, 2020 was $48,000. Depreciation expense for the Predecessor period from January 1, 2020 to December 15, 2020 and for the twelve-month period ended December 31, 2019, was $1,025,000 and $795,000, respectively. In conjunction with the Business Combination, the basis of all property and equipment was recognized at fair value in purchase accounting.